Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Software	2,400,217	6,122,140	871,008
Less: accumulated depreciation	(313,505)	(635,263)	(90,380)
Intangible assets, net	2,086,712	5,486,877	780,628